Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities- Hilli LLC Statements of Income and Statements of Cash Flow (Details) - USD ($) $ in Thousands		9 Months Ended
	Mar. 15, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement of operations
Total operating revenues		$ 194,455	$ 218,750
Realized and unrealized gain/(loss) on oil and gas derivative instruments		19,993	(11,362)
Statement of changes in equity
Equity			216,940
Golar Hilli LLC
Statement of cash flows
Loss stock repurchased during period, value	$ 251,200
Hilli Common Units
Statement of cash flows
Stock repurchased during the period (in shares)	1,230
Additional Paid-in Capital
Statement of changes in equity
Equity			251,249
Non-Controlling Interest
Statement of changes in equity
Equity			(34,309)
Liquefaction services revenue
Statement of operations
Total operating revenues		168,563	172,985
Hilli LLC | VIE debt
Statement of operations
Realized and unrealized gain/(loss) on oil and gas derivative instruments		19,993	(11,362)
Statement of cash flows
Reacquisition of common units in Hilli LLC		0	(100,047)
Net debt repayments		(63,404)	(76,952)
Financing costs paid		0	(3,158)
Cash dividends paid		(7,935)	(19,913)
Hilli LLC | VIE debt | Additional Paid-in Capital
Statement of changes in equity
Equity		0	(251,249)
Hilli LLC | VIE debt | Non-Controlling Interest
Statement of changes in equity
Equity		0	34,309
Hilli LLC | VIE debt | Liquefaction services revenue
Statement of operations
Total operating revenues		$ 168,563	$ 172,985